MEGATRENDS FUND
                      SEMI-ANNUAL REPORT DECEMBER 31, 1996
--------------------------------------------------------------------------------
                            Portfolio of Investments
                                December 31, 1996

                                                         Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS    89.83%
--------------------------------------------------------------------------------

AEROSPACE 1.71 %
The Boeing Company ...............................         4,000     $  425,500
                                                                     ----------

AUTO & TRUCK EQUIPMENT 1.96%
Wabash National Corporation ......................        26,500        486,938
                                                                     ----------

BUILDING PRODUCTS 3.00%
Royal Plastics Group, Ltd. .......................        40,000        745,000
                                                                     ----------

BUSINESS SERVICES 5.48%
Sotheby's Holdings, Inc., Class A ................        73,000      1,359,625
                                                                     ----------

CONGLOMERATE 1.99%
General Electric Company .........................         5,000        494,375
                                                                     ----------

CONSUMER PRODUCTS 2.64%
Sony Corporation, ADR ............................        10,000        656,250
                                                                     ----------

DIVERSIFIED OPERATIONS 3.72%
Trizec Hahn Corporation ..........................        42,000        924,000
                                                                     ----------

ENGINEERING & CONSTRUCTION 3.54%
Fluor Corporation ................................        14,000        878,500
                                                                     ----------

ENTERTAINMENT 3.65%
The Walt Disney Company ..........................        13,000        905,125
                                                                     ----------

HEALTH PRODUCTS/CARE 4.84%
ThermoTrex Corporation ...........................        35,000        958,125
Trex Medical Corporation .........................        18,730        243,490*
                                                                     ----------
                                                                      1,201,615

INSURANCE & FINANCE 8.91%
American International Group, Inc. ...............         6,400        692,800
ITT Hartford Group, Inc. .........................        12,000        810,000
Federal National Mortgage Association ............        19,000        707,750
                                                                     ----------
                                                                      2,210,550

--------------------------------------------------------------------------------
                                        5

                                 MEGATRENDS FUND
--------------------------------------------------------------------------------
                            Portfolio of Investments
                                December 31, 1996

                                                     Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

METALS & MINING 6.81%
Cypress Amax Minerals Company ....................        43,000     $1,005,125
LTV Corporation ..................................        20,000        237,500
Newmont Mining Corporation .......................        10,000        447,500
                                                                     ----------
                                                                      1,690,125

OIL & GAS 21.70%
Apache Corporation ...............................        24,000        849,000
Chevron Corporation ..............................        20,000      1,300,000
Global Marine, Inc. ..............................        33,200        684,750*
Oryx Energy Company ..............................        10,000        247,500*
Rowan Companies, Inc. ............................        40,000        905,000*
Schlumberger, Ltd. ...............................        14,000      1,398,250
                                                                     ----------
                                                                      5,384,500

REAL ESTATE INVESTMENT TRUSTS 5.72%
BRE Properties, Inc. .............................        42,000      1,039,500
New Plan Realty Trust ............................        15,000        380,625
                                                                     ----------
                                                                      1,420,125

SCIENTIFIC INSTRUMENTS 3.53%
Dionex Corporation ...............................        25,000        875,000*
                                                                     ----------

SEMICONDUCTORS 1.85%
Intel Corporation ................................         3,500        458,281
                                                                     ----------

TELEPHONE COMMUNICATIONS 4.09%
Telephone and Data Systems, Inc. .................        28,000      1,015,000
                                                                     ----------

MISCELLANEOUS 4.69%
Chrysler Corporation
(motor vehicles) .................................        10,000        330,000
The Coca-Cola Company
(beverages) ......................................         8,000        421,000
Microsoft Corporation
(computer software) ..............................         5,000        413,125*
                                                                     ----------
                                                                      1,164,125

TOTAL COMMON STOCKS (cost $17,743,612) ...........                   22,294,634
                                                                     ----------


--------------------------------------------------------------------------------
                                        6

                                 MEGATRENDS FUND
--------------------------------------------------------------------------------
                            Portfolio of Investments
                                December 31, 1996

                                                  Principal
                                                     Amount           Value

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 10.23%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25% 12/31/96,
  due 1/2/97, repurchase price $2,539,243,
  collateralized by $2,526,071 U.S. Treasury
  Note, 6%, 8/15/99 plus accrued interest
  held in a joint repurchase account
  (cost $2,538,362) ..............................     $ 2,538,362  $ 2,538,362
                                                                     ----------

TOTAL INVESTMENTS 100.06%
(cost $20,281,975) ...............................                   $24,832,996
                                                                     ===========


* Non-income producing security.
  The percentages shown represent the percentage of investments to net assets.

                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                        7

                                 MEGATRENDS FUND
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                DECEMBER 31, 1996

           ASSETS
Investments, at value
    (identified cost of $20,281,975) ...........................   $ 24,832,996
Cash ...........................................................          3,192
Receivables:
   Dividends ...................................................         31,085
   Interest ....................................................            441
Other ..........................................................         11,130
                                                                   ------------
        Total Assets ...........................................     24,878,844
                                                                   ------------

        LIABILITIES
Payables:
   Capital shares redeemed .....................................          2,361
   To manager and affiliates ...................................         28,131
   Accounts payable and accrued expenses .......................         20,173
   Dividends on capital shares .................................         11,001
                                                                   ------------
        Total Liabilities ......................................         61,666
                                                                   ------------
              NET ASSETS .......................................   $ 24,817,178
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $ 20,161,400
Undistributed net investment income (loss) .....................        (18,342)
Accumulated net realized gain (loss) from investments ..........        123,099
Net unrealized appreciation (depreciation) of investments ......      4,551,021
                                                                   ------------
Net assets applicable to outstanding capital shares ............   $ 24,817,178
                                                                   ============
Capital shares outstanding .....................................      2,066,327
                                                                   ============
NET ASSET VALUE, per share...................................$ .          12.01
                                                                   ============

                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                        8

                                 MEGATRENDS FUND
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
  Income:
    Dividends ...................................................   $   162,426
    Interest and other ..........................................        85,860
                                                                    -----------
       Total Income .............................................       248,286
                                                                    -----------

  Expenses:
    Management fees .............................................       109,160
    Transfer agent fees and expenses ............................        24,418
    Accounting service fees and expenses ........................        18,441
    Legal and professional fees .................................        30,714
    Distribution plan expenses ..................................         7,410
    Custodian fees ..............................................           696
    Shareholder reports and notices .............................         3,903
    Registration fees ...........................................         7,768
    Trustees' fees and expenses .................................         7,500
    Amortization of organization costs ..........................         2,534
    Miscellaneous ...............................................        14,285
                                                                    -----------
    Total expenses before reductions ............................       226,829
     Short-term trading fee .....................................          (121)
     Reimbursed fees and expenses ...............................       (20,988)
                                                                    -----------
        Net Expenses ............................................       205,720
                                                                    -----------
   NET INVESTMENT INCOME (LOSS) .................................        42,566
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from securities ..........................       527,487
  Net change in unrealized appreciation (depreciation) of
  investments ...................................................     1,465,859
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........     1,993,346
                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 2,035,912
                                                                    ===========


                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                        9

                                 MEGATRENDS FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
                        AND THE YEAR ENDED JUNE 30, 1996


                                                   DECEMBER 31,      JUNE 30,
                                                       1996            1996
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..................   $     42,566    $    396,853
  Net realized gain (loss) on investments ......        527,487       4,277,995
  Net change in unrealized appreciation
  (depreciation) ...............................      1,465,859         133,795
                                                   ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS FROM
      INVESTMENT OPERATIONS ....................      2,035,912       4,808,643
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income .........        (60,908)       (399,897)
    Distributions from net capital gains .......       (385,751)     (3,618,910)
  In excess of net capital gains ...............           --           (18,637)
                                                   ------------    ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........       (446,659)     (4,037,444)
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ....................        380,768       1,464,215
  Distributions reinvested .....................        435,276       3,933,064
                                                   ------------    ------------
                                                        816,044       5,397,279

  Cost of shares redeemed ......................     (5,533,404)    (11,199,062)
                                                   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ...............     (4,717,360)     (5,801,783)
                                                   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS ..........     (3,128,107)     (5,030,584)
                                                   ------------    ------------

NET ASSETS
Beginning of period ............................     27,945,285      32,975,869
                                                   ------------    ------------
END OF PERIOD [including undistributed net
  investment income of $(18,342) and $-0-,
  respectively] ................................   $ 24,817,178    $ 27,945,285
                                                   ============    ============


                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                 MEGATRENDS FUND
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

NOTE 1   SIGNIFICANT ACCOUNTING POLICIES

MegaTrends Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940. Effective November 18, 1996, the Fund was reorganized as a portfolio of U.S. Global Accolade Funds (the "Trust"), a Massachusetts business trust. The reorganization was a tax-free exchange, whereby shareholders received one share of MegaTrends for each of their shares of The Leeb Personal Finance Fund, the predecessor fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS

Investments traded on national securities exchanges and NASDAQ quoted securities are valued at the last sales price reported by the security's primary exchange at the time of daily valuation. Listed and NASDAQ securities for which no sale was reported, over-the-counter securities and corporate bonds are valued at the mean between the last reported bid and asked prices, certain of which are obtained from one or more dealers that make markets in the securities. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Long-term U. S. Government obligations are valued by an independent pricing service which uses a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value. Securities for which market quotations are not readily available and securities which are subject to legal or contractual restrictions on resale are valued at fair value as determined by the Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Certain transaction costs are capitalized and included in the cost basis of securities. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. The Fund participates, with other funds managed by the Manager, in a joint repurchase agreement account where uninvested cash is collectively invested in repurchase agreements for which each fund has its respective percentage of an undivided interest in the account.


--------------------------------------------------------------------------------
                                        11

                                 MEGATRENDS FUND
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAXES

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

E. ORGANIZATIONAL COSTS

Costs incurred in organizing the Fund have been capitalized and are being amortized on a straight-line basis over a 60 month period.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Fund makes distributions from net investment income semi-annually and from realized capital gains at least annually.

G. EXPENSES

Each fund bears expenses incurred specifically on its behalf as well as an allocation of Trust level expenses. Short-term trading fees, which are collected from temporary investors in the fund, are applied as a reduction to expenses to the extent of such related cost; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Fund's custodian whereby the custodian fees are paid indirectly by credits earned on the Fund's cash balances. Such deposit arrangement is an alternative to overnight investments.

H. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 RELATED PARTY TRANSACTIONS

Effective with the reorganization on November 18, 1996, the Fund entered into new contracts with its investment manager and its affiliated service providers.

U.S. Global Investors, Inc. (the "Manager"), under an investment advisory agreement with the Trust in effect through October 30, 1997, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of the Fund in accordance with its investment objective, policies and limitations. The Manager also furnishes

--------------------------------------------------------------------------------
                                        12

                                 MEGATRENDS FUND
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------



all  necessary  office   facilities,   business   equipment  and  personnel  for
administering the affairs of the Trust. Frank E. Holmes, a Trustee of the Funds, is a controlling owner of the Manager.

For the services of the Manager, the Fund pays a management fee of 1% per annum of average net assets. Fees are accrued daily and paid monthly.

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Manager, is transfer agent and accounting service agent for the Fund. The Fund pays an annual fee based on number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Fund. For maintaining the books and records of the Fund and calculating its daily net asset values, USSI is paid a fee based upon the level of Fund net assets, subject to a minimum fee. Additionally, the Manager is reimbursed certain costs for in-house legal services pertaining to the Fund.

A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, provides mailing services to the Fund. No fees were charged during the period.

For the period from July 1, 1996 through November 17, 1996, the former manager reimbursed the Fund $20,988 for fees and expenses. The former administrative services agent, shareholder servicing and transfer agent and the accounting services agent for the Fund were affiliates of the former manager.

NOTE 3 INVESTMENT ACTIVITY

For the period ended December 31, 1996, purchases and sales of long-term investments were $5,881,592 and $8,388,651, respectively.

The federal income tax basis of the securities owned at December 31, 1996 was $20,281,975. The tax basis components of net unrealized appreciation and depreciation were $5,098,145 and $547,124, respectively.

NOTE 4 CAPITAL SHARE ACTIVITY

The Fund has an unlimited number of shares authorized with no par value. The following is a summary of capital share activity for the periods indicated:

                                         SIX MONTHS ENDED            YEAR ENDED
                                         DECEMBER 31, 1996         JUNE 30, 1996

Shares sold ...........................         32,843                123,208
Shares reinvested .....................         36,243                344,965
Shares redeemed .......................       (482,092)              (941,635)
                                              --------               --------
               Net share activity .....       (413,006)              (473,462)
                                              ========               ========

--------------------------------------------------------------------------------
                                        13


                                                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                MEGATREMDS FUND
                                              -------------------------------------------------------------------------------------
                                                  FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1996
                                                                    (UNAUDITED) AND EACH YEAR ENDED JUNE 30,
                                              -------------------------------------------------------------------------------------
                                                12/96         1996          1995          1994           1993           1992*
                                              ----------    ----------    ----------    ----------    ----------      ----------
NET ASSET VALUE, beginning of period ......  $    11.27    $    11.17    $    10.29    $    10.84    $    10.36    $    10.00(b)
                                              ----------    ----------    ----------    ----------    ----------      ----------
INVESTMENT ACTIVITIES
  Net investment income ...................         .02           .17           .28           .19           .15           .16
  Net realized and unrealized gain (loss)           .94          1.72           .95          (.35)          .55           .51
                                              ----------    ----------    ----------    ----------    ----------      ----------
Total from investment activities ..........         .96          1.89          1.23          (.16)          .70           .67
                                              ----------    ----------    ----------    ----------    ----------      ----------
DISTRIBUTIONS
  From net investment income ..............        (.03)         (.17)         (.28)         (.19)         (.15)         (.16)
  From net realized gains .................        (.19)        (1.61)           --          (.20)         (.07)         (.15)
  In excess of net realized gains .........          --          (.01)         (.07)           --            --            --
                                              ----------    ----------    ----------    ----------    ----------      ----------
Total distributions .......................        (.22)        (1.79)         (.35)         (.39)         (.22)         (.31)
                                              ----------    ----------    ----------    ----------    ----------      ----------
NET ASSET VALUE, end of period ............  $    12.01    $    11.27    $    11.17    $    10.29    $    10.84    $    10.36
                                              ==========    ==========    ==========    ==========    ==========      ==========

TOTAL RETURN (excluding account fees) .....        8.52%        17.10%        12.20%        (1.50)%        6.79%         7.94%
Ratios to Average Net Assets (a):
  Net investment income ...................         .33%         1.30%         2.36%         1.65%         1.60%         2.21%
  Total expenses ..........................        1.76%         2.10%         1.98%         1.81%         1.95%         2.71%
  Expenses reimbursed or offset ...........       (.16)%        (.60)%        (.48)%        (.31)%        (.45)%       (1.24)%
  Net expenses ............................        1.60%         1.50%         1.50%         1.50%         1.50%         1.47%
Portfolio turnover rate ...................          26%          115%          163%          143%           83%           75%
Net assets, end of period (in thousands) ..   $   24,817    $   27,945    $   32,976    $   45,523    $   58,955      $ 28,340


*Represents the period from the date of public  offering  (October 21, 1991) through June 30, 1992. No income was earned or expenses incurred from the start of business through the date of public offering.

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses,  as discussed in the notes to the financial statements.  Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) For 1992, the per share data was calculated using average shares  outstanding  throughout the period.  Actual  distributions per share from net investment income and from net realized gains amounted to $.11 and $.08, respectively.


                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                        14